Related Party Balances and Transactions - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year		$ (17,818)
Reversal of Provision / (Provision)		(17,818)
Ending balance